Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Prepaid Expense Current [abstract]
Advances for inventories	$ 1,500	$ 1,260
Advertising and promotional expenses paid in advance	510	370
Advances to service suppliers	236	268
Prepaid leases	211	218
Prepaid insurance	117	103
Others	140	206
Current prepaid expenses	$ 2,714	$ 2,425